OPERATING LEASES	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms ranges from 0.02 to 2.67 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group's consolidated balance sheet.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Right-of-use assets	36,607	9,327	1,429

Operating lease liabilities - current	16,672	3,710	569
Operating lease liabilities – non-current	31,675	5,807	890
Total operating lease liabilities	48,347	9,517	1,459

On January 1, 2019, the Group adopted the provisions of ASC 842 using the modified retrospective method and elected not to apply ASC 842 to arrangements with lease terms of 12 month or less. For the year ended December 31, 2019, the Group had operating lease costs of RMB20,530 (US$2,949) and short-term lease costs of RMB8,627 (US$1,239). For the year ended December 31, 2020, the Group had operating lease costs of RMB7,580 (US$1,161) and recognized a gain of RMB11,740 (US$1,799) on lease termination of operating lease and recorded short-term lease costs of RMB3,142 (US$482). Cash paid for amounts included in the measurement of operating lease liabilities were RMB17,175 and RMB7,386 (US$1,132) for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2020, the weighted average remaining lease term was 2.67 years and the weighted average discount rate was 6.175%.

During the year ended December 31, 2018, the Group incurred total operating lease expenses of approximately RMB35,144.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2020:

	Operating leases
	RMB	US$
2021	3,830	587
2022	3,835	588
2023	2,684	411
Thereafter	—	—
Total	10,349	1,586
Less: imputed interest	(832)	(127)
Present value of lease liabilities	9,517	1,459